                                                         SEC File Nos. 002-86082
                                                                    811-03833-01




                          MAINSTAY VP SERIES FUND, INC.

                         MainStay VP Balanced Portfolio
                    MainStay VP ICAP Select Equity Portfolio
                       MainStay VP Mid Cap Core Portfolio
                       MainStay VP S&P 500 Index Portfolio

                Supplement dated December 28, 2006 ("Supplement")
              to the Prospectus dated May 1, 2006 ("Prospectus"),
       as supplemented July 5, 2006, August 23, 2006 and October 31, 2006


     This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. ("Fund") regarding the MainStay VP Balanced Portfolio, the MainStay VP ICAP Select Equity Portfolio, the MainStay VP Mid Cap Core Portfolio and the MainStay VP S&P 500 Index Portfolio. You may obtain copies of the Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1.   Balanced Portfolio
     ------------------

          Effective January 1, 2007, New York Life Investment Management LLC (the "Manager") has terminated the written expense limitation agreement in effect for the MainStay VP Balanced Portfolio that is disclosed in a footnote to the "Annual Portfolio Operating Expenses" table on page A-36.

2.   ICAP Select Equity Portfolio and Mid Cap Core Portfolio
     -------------------------------------------------------

          Effective January 1, 2007, the Manager of the Portfolios, entered into written fee waiver agreements under which it agreed to waive a portion of the respective Portfolio's advisory/management fee as indicated in the tables below.

          The "Annual Portfolio Operating Expenses" table and accompanying footnotes as well as the "Example" table that appear in the section titled "Fees and Expenses of the Portfolio" on page A-9 for the ICAP Select Equity Portfolio are deleted and replaced with the following:

      ANNUAL PORTFOLIO OPERATING EXPENSES
      (expenses that are deducted from Portfolio assets)

                                                      Initial Class   Service Class
                                                      -------------   -------------

       Advisory Fee(1)                                    0.55%           0.55%
       Distribution and/or Service (12b-1) Fees(2)        None            0.25%
       Other Expenses
       (includes Administration Fee of 0.20%)             0.31%           0.31%
       Total Annual Fund Operating Expenses               0.86%           1.11%
       Net Annual Fund Operating Expenses                 0.86%           1.11%

       (1)The advisory fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its advisory fee so that the advisory fee is 0.55% on assets up to $250 million and 0.50% on assets in excess of $250 million. Without this contractual waiver, the actual advisory fee would be 0.60% on assets up to $250 million and 0.55% on assets in excess of $250 million.

       (2)Because the distribution (12b-1) fee is an ongoing fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.


       EXAMPLE
       This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each time period shown or if you continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown below (not including Policy fees or sales charges).

       -------------------------------------------------------------------------
                          1 Year      3 Years       5 Years          10 Years
       -------------------------------------------------------------------------
        Initial Class       $88        $274          $477             $1,061
       -------------------------------------------------------------------------
        Service Class       $113       $353          $612             $1,352
       -------------------------------------------------------------------------

                                  *************

               The "Annual Portfolio Operating Expenses" table and accompanying footnotes that appear in the section titled "Fees and Expenses of the Portfolio" on page A-23 for the Mid Cap Core Portfolio are deleted and replaced with the following:

        ANNUAL PORTFOLIO OPERATING EXPENSES
        (expenses that are deducted from Portfolio assets)

                                                      Initial Class   Service Class
                                                      -------------   -------------

       Management Fee(1)                                  0.85%           0.85%
       Distribution and/or Service (12b-1) Fees(2)        None            0.25%
       Other Expenses                                     0.09%           0.09%
       Total Annual Fund Operating Expenses               0.94%           1.19%
       Net Annual Fund Operating Expenses                 0.94%           1.19%

       (1)The management fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets and reflects an aggregate fee for advisory and administrative services. Effective January 1, 2007, NYLIM has contractually agreed to waive a portion of its management fee so that the management fee is 0.80% for assets over $500 million. Without this contractual waiver, the actual management fee would be 0.85% on all asset levels.

        (2)Because the distribution (12b-1) fee is an ongoing fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.

3.   S&P 500 Index Portfolio
     -----------------------

          Effective January 1, 2007, the Manager has voluntary agreed to waive 0.05% of its advisory fee. This waiver may be discontinued at any time with the approval of the Board.

          The "Annual Portfolio Operating Expenses" table and accompanying footnotes as well as the "Example" table that appear in the section titled "Fees and Expenses of the Portfolio" on page A-30 for the S&P 500 Index Portfolio are deleted and replaced with the following:

      ANNUAL PORTFOLIO OPERATING EXPENSES
      (expenses that are deducted from Portfolio assets)

                                                      Initial Class   Service Class
                                                      -------------   -------------

       Advisory Fee(1)                                    0.09%           0.09%
       Distribution and/or Service (12b-1) Fees(2)        None            0.25%
       Other Expenses
       (includes Administration Fee of 0.20%)             0.25%           0.25%
       Total Annual Fund Operating Expenses               0.34%           0.59%
       Net Annual Fund Operating Expenses                 0.34%           0.59%

       (1)The advisory fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets. Effective January 1, 2007, NYLIM has voluntarily agreed to waive a portion of its advisory fee so that the advisory fee is 0.05% on assets up to $1 billion and 0.025% on assets in excess of $1 billion. Without this voluntary waiver, the actual advisory fee would be 0.10% on assets up to $1 billion and 0.075% on assets in excess of $1 billion.

        (2)Because the distribution (12b-1) fee is an ongoing fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the equivalent of paying other types of sales charges.


        EXAMPLE
        This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and reflects what you would pay if you redeemed all of your shares at the end of each time period shown or if you

                                       3

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        continued to hold them. The Example also assumes that your investment has a 5% return each year, that the Portfolio's operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower than those shown below (not including Policy fees or sales charges).

       -------------------------------------------------------------------------
                          1 Year      3 Years       5 Years          10 Years
       -------------------------------------------------------------------------
        Initial Class       $35        $109          $191              $431
       -------------------------------------------------------------------------
        Service Class       $60        $189          $329              $738
       -------------------------------------------------------------------------


             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE


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